Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic weighted average common shares outstanding	121,451,967	122,741,326
Effect of options		2,258,318
Diluted weighted average common shares outstanding	121,451,967	124,999,644